CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt repayments
Cash and cash equivalents	$ 1,210.9	$ 575.1	$ 349.0
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow	2,640.0
Liquidity risk | 2021 | Long-term debt
Debt repayments
Contractual cash flow	604.5
Liquidity risk | 2022-2025 | Long-term debt
Debt repayments
Contractual cash flow	870.9
Liquidity risk | 2026+ | Long-term debt
Debt repayments
Contractual cash flow	$ 1,164.6